Bradford D. Rodgers

SVP and Senior Counsel

Writer’s Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

May 4, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:                          Protective Life Insurance Company

Protective Variable Annuity Separate Account

Protective Investors Benefit Advisory Variable Annuity

Filing Pursuant to Rule 497(j) for

File No. 333-237747; 811-8108

Commissioners:

On behalf of Protective Life Insurance Company and the Protective Variable Annuity Separate Account, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Protective Investors Benefit Advisory Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 for Protective Variable Annuity Separate Account as filed with the Commission on April 22, 2022 via EDGARLINK.

Please do not hesitate to call me at (205) 268-1113 if you have any questions.

Sincerely,

/s/ Bradford D. Rodgers
Bradford D. Rodgers